Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding, beginning balance	4,504	33,382
Granted	104,035
Exercised	(1,201)	(21,661)
Forfeited or expired		(7,217)
Outstanding, end of year	107,338	4,504
Exercisable, end of year	3,303	4,504
Weighted Average Exercise price
Outstanding, Beginning balance	$ 13.98	$ 10.52
Granted	$ 15.65
Exercised	$ 13.98	$ 9.98
Forfeited or expired		$ 9.98
Outstanding, Ending balance	$ 15.60	$ 13.98
Exercisable, Ending balance	$ 13.98	$ 13.98
Weighted Average Remaining Contractual Term
Outstanding, Ending balance	9 years 3 months	2 years 6 months
Exercisable, Ending balance	1 year 6 months	2 years 6 months
Aggregate Intrinsic Value
Outstanding Aggregate Intrinsic Value, Ending Balance	$ 187,991
Outstanding Aggregate Intrinsic Value, Ending Balance	187,991
Exercisable, Aggregate Intrinsic Value	$ 11,131